Federated Emerging Market Debt Fund
Portfolio of Investments
August 31, 2019 (unaudited)
Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—49.8%
		Automotive—0.5%
$200,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 3.400%, 6/20/2024	$ 205,211
		Banking—10.5%
200,000		Alfa Bank (Alfa Bond), Jr. Sub. Note, 8.000%, 2/3/2168	205,565
230,000		Banco Do Brasil S.A., Sr. Unsecd. Note, REGS, 5.375%, 1/15/2021	235,463
ARS 1,800,000	[1]	Banco Hipotecario SA, Unsecd. Note, 144A, 61.562% (30-35 Day Argentina Dep Rates BADLAR Priv Bks ARS +4.000%), 11/7/2022	16,636
$90,000		Bancolombia S.A., Sub., 5.125%, 9/11/2022	95,310
15,000		Bank of China Ltd., Sub. Note, REGS, 5.000%, 11/13/2024	16,398
200,000		BBVA Bancomer SA Mexico, Jr. Sub. Note, 144A, 5.350%, 11/12/2029	200,002
200,000		Development Bank of Mongolia, Sr. Unsecd. Note, 144A, 7.250%, 10/23/2023	204,718
200,000		Development Bank of the Republic of Belarus JSC, Sr. Unsecd. Note, 144A, 6.750%, 5/2/2024	209,150
200,000		DIB Tier 1 Sukuk 2 Ltd., Jr. Sub. Note, 6.750%, 7/20/2168	208,060
200,000		Industrial and Commercial Bank of China Ltd., REGS, 4.875%, 9/21/2025	219,895
100,000		Industrial Senior Trust, Sr. Unsecd. Note, REGS, 5.500%, 11/1/2022	103,950
200,000		Itau Unibanco Holding SA, Sub., REGS, 6.200%, 12/21/2021	211,750
200,000		MTN Mauritius Investment Ltd., Sr. Unsecd. Note, 144A, 5.373%, 2/13/2022	207,073
200,000		National Bank of Oman, Jr. Sub. Deb., 7.875%, 5/18/2068	204,872
200,000		NBK Tier 1 Financing Ltd., Jr. Sub. Note, 5.750%, 10/9/2167	207,428
200,000		TBC Bank JSC, Sr. Unsecd. Note, 144A, 5.750%, 6/19/2024	200,000
200,000		Tengizchevroil Finance Co. International Ltd., Sec. Fac. Bond, REGS, 4.000%, 8/15/2026	207,227
200,000		Turkiye Halk Bankasi AS, Sr. Unsecd. Note, REGS, 4.750%, 2/11/2021	187,692
200,000		Turkiye Is Bankasi (Isbank) A.S., Sr. Unsecd. Note, REGS, 6.125%, 4/25/2024	184,660
200,000		Turkiye Vakiflar Bankasi T.A.O., Sr. Unsecd. Note, 144A, 8.125%, 3/28/2024	195,554
200,000		Turkiye Vakiflar Bankasi T.A.O., Sr. Unsecd. Note, REGS, 5.750%, 1/30/2023	186,562
200,000		United Bank for Africa PLC, Sr. Unsecd. Note, REGS, 7.750%, 6/8/2022	210,966
200,000		Wanda Properties International Co., Sr. Unsecd. Note, 7.250%, 1/29/2024	197,951
200,000		Yapi ve Kredi Bankasi A.S., Sr. Unsecd. Note, REGS, 6.100%, 3/16/2023	192,310
		TOTAL	4,309,192
		Broadcast Radio & TV—0.5%
200,000		Globo Communicacoes Part, Sr. Unsecd. Note, REGS, 4.875%, 4/11/2022	208,125
		Chemicals & Plastics—3.2%
200,000		Alpek Sa De Cv, Sr. Unsecd. Note, REGS, 4.500%, 11/20/2022	209,400
200,000		CNAC HK Finbridge Co. Ltd., Sr. Unsecd. Note, 4.125%, 7/19/2027	212,963
200,000		CNAC HK Finbridge Co. Ltd., Sr. Unsecd. Note, 4.875%, 3/14/2025	218,141
200,000		Groupe Office Cherifien des Phosphates SA, 144A, 6.875%, 4/25/2044	249,490
200,000		Petkim Petrokimya Holding A.S., Sr. Unsecd. Note, REGS, 5.875%, 1/26/2023	193,738
200,000		Sasol Financing USA LLC, Sr. Unsecd. Note, 5.875%, 3/27/2024	215,517
		TOTAL	1,299,249
		Finance—0.5%
200,000		CNRC Capitale Ltd., Sr. Unsecd. Note, 3.900%, 12/2/2167	201,408
		Financial Intermediaries—0.5%
200,000		ICD Funding Ltd., Sr. Unsecd. Note, 4.625%, 5/21/2024	210,851

Principal Amount, Foreign Currency Par Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Food Products—1.8%
$100,000	BFF International Ltd., Sr. Unsecd. Note, REGS, 7.250%, 1/28/2020	$ 101,625
200,000	Grupo Bimbo S.A.B. de CV, Sub., 144A, 5.950%, 7/17/2168	210,502
200,000	JBS Investments II GmbH, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	210,450
200,000	NBM US Holdings, Inc., Sr. Unsecd. Note, 144A, 7.000%, 5/14/2026	204,861
	TOTAL	727,438
	Food Services—0.5%
200,000	MHP Lux SA, Sr. Unsecd. Note, REGS, 6.950%, 4/3/2026	205,872
	Metals & Mining—3.7%
200,000	Alrosa Finance SA, Sr. Unsecd. Note, 144A, 4.650%, 4/9/2024	211,296
200,000	Evraz Group SA, Sr. Unsecd. Note, REGS, 5.375%, 3/20/2023	213,654
400,000	Evraz PLC, Sr. Unsecd. Note, 144A, 5.250%, 4/2/2024	428,730
200,000	Gold Fields Orogen Holding BVI Ltd., Sr. Unsecd. Note, 144A, 5.125%, 5/15/2024	214,250
200,000	Metinvest BV, Sr. Unsecd. Note, REGS, 7.750%, 4/23/2023	207,495
200,000	Minmetals Bounteous Finance BVI Ltd., Sr. Unsecd. Note, 4.200%, 7/27/2026	214,789
20,000	Vale Overseas Ltd., Sr. Unsecd. Note, 5.875%, 6/10/2021	21,175
	TOTAL	1,511,389
	Oil & Gas—14.3%
200,000	Cosan Ltd., Sr. Unsecd. Note, 144A, 5.500%, 9/20/2029	203,492
200,000	KazMunayGas National Co JSC, Sr. Unsecd. Note, REGS, 4.750%, 4/19/2027	219,245
200,000	Oil & Gas Holdings, Sr. Unsecd. Note, 144A, 7.625%, 11/7/2024	229,212
200,000	Pertamina Persero PT, Sr. Unsecd. Note, 144A, 6.500%, 11/7/2048	268,313
300,000	Petrobras Global Finance BV, Sr. Unsecd. Note, 5.750%, 2/1/2029	325,650
100,000	Petrobras Global Finance BV, Sr. Unsecd. Note, 6.250%, 3/17/2024	111,525
700,000	Petrobras Global Finance BV, Sr. Unsecd. Note, 6.900%, 3/19/2049	796,250
150,000	Petrobras Global Finance BV, Sr. Unsecd. Note, Series WI, 5.999%, 1/27/2028	165,263
1,000,000	Petroleos de Venezuela, S.A., Unsecd. Note, REGS, 6.000%, 5/16/2024	135,000
250,000	Petroleos Mexicanos, Company Guarantee, 5.500%, 1/21/2021	255,742
250,000	Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 1/24/2022	254,687
75,000	Petroleos Mexicanos, Sr. Unsecd. Note, 6.500%, 3/13/2027	77,175
830,000	Petroleos Mexicanos, Sr. Unsecd. Note, Series WI, 5.350%, 2/12/2028	788,085
217,000	Petroleos Mexicanos, Sr. Unsecd. Note, Series WI, 6.350%, 2/12/2048	200,291
120,000	Petroleos Mexicanos, Sr. Unsecd. Note, Series WI, 6.500%, 1/23/2029	122,250
25,000	Petroleum Co. of Trinidad and Tobago Ltd., Sr. Unsecd. Note, REGS, 6.000%, 5/8/2022	25,219
200,000	PTTEP Treasury Center Co. Ltd., Jr. Sub. Deb., REGS, 4.600%, 1/17/2168	204,546
200,000	Rosneft Oil Co., 144A, 4.199%, 3/6/2022	204,833
200,000	Saudi Arabian Oil Co. (Aramco), Sr. Unsecd. Note, 144A, 4.375%, 4/16/2049	229,294
300,000	Saudi Arabian Oil Co. (Aramco), Sr. Unsecd. Note, REGS, 3.500%, 4/16/2029	320,488
200,000	SEPLAT Petroleum Development Co. PLC, Sr. Unsecd. Note, 144A, 9.250%, 4/1/2023	210,500
400,000	Tullow Oil PLC, Sr. Unsecd. Note, 144A, 7.000%, 3/1/2025	396,600
50,000	YPF Sociedad Anonima, Sr. Unsecd. Note, 144A, 6.950%, 7/21/2027	31,500
50,000	YPF Sociedad Anonima, Sr. Unsecd. Note, 144A, 8.500%, 3/23/2021	38,575
100,000	YPF Sociedad Anonima, Sr. Unsecd. Note, REGS, 7.000%, 12/15/2047	59,500
	TOTAL	5,873,235
	Paper Products—0.2%
100,000	Fibria Overseas Finance, Sr. Unsecd. Note, 4.000%, 1/14/2025	102,500
	Pharmaceuticals—0.7%
100,000	Inretail Pharma SA, Sr. Unsecd. Note, 144A, 5.375%, 5/2/2023	105,800

Principal Amount, Foreign Currency Par Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Pharmaceuticals—continued
$200,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 2.800%, 7/21/2023	$ 169,000
	TOTAL	274,800
	Real Estate—4.4%
200,000	China Evergrande Group, Sec. Fac. Bond, 6.250%, 6/28/2021	183,755
200,000	China Great Wall International Holdings III Ltd., Sr. Unsecd. Note, Series EMTN, 3.875%, 8/31/2027	209,556
300,000	China Overseas Finance Cayman V Ltd., Sr. Unsecd. Note, Series A, 3.950%, 11/15/2022	311,520
200,000	Country Garden Holdings Co., Sr. Unsecd. Note, 7.500%, 3/9/2020	203,271
200,000	Dar Al-Arkan Sukuk Co. Ltd., Sr. Unsecd. Note, 6.875%, 3/21/2023	204,088
300,000	Franshion Brilliant Ltd., Sub. Note, 5.750%, 7/17/2068	291,911
200,000	Longfor Properties, Sr. Unsecd. Note, 3.875%, 7/13/2022	203,728
200,000	Yanlord Land Group Ltd., Sr. Unsecd. Note, 5.875%, 1/23/2022	202,595
	TOTAL	1,810,424
	Retailers—1.3%
200,000	Eurotorg (Bonitron DAC), Sr. Unsecd. Note, REGS, 8.750%, 10/30/2022	212,900
300,000	JD.com, Inc., Sr. Unsecd. Note, 3.875%, 4/29/2026	307,562
	TOTAL	520,462
	State/Provincial—0.2%
150,000	Provincia De Buenos Aires, Sr. Unsecd. Note, 144A, 9.950%, 6/9/2021	52,500
EUR 49,000	Provincia De Buenos Aires, Sr. Unsecd. Note, REGS, 4.000%, 5/1/2020	34,035
	TOTAL	86,535
	Steel—0.5%
$200,000	OJSC Novo (Steel Funding), Sr. Unsecd. Note, 144A, 4.700%, 5/30/2026	214,287
	Technology Services—0.5%
200,000	Tencent Holdings Ltd., 144A, 3.975%, 4/11/2029	217,411
	Telecommunications & Cellular—2.3%
200,000	GTH Finance B.V., Sr. Unsecd. Note, REGS, 7.250%, 4/26/2023	222,760
300,000	HTA Group Ltd., Sr. Unsecd. Note, 144A, 9.125%, 3/8/2022	311,853
200,000	IHS Netherlands Holdco BV, Sr. Unsecd. Note, REGS, 9.500%, 10/27/2021	205,592
200,000	Liquid Telecommunications Financing Plc, Sec. Fac. Bond, 144A, 8.500%, 7/13/2022	195,562
	TOTAL	935,767
	Utilities—3.7%
200,000	Abu Dhabi National Energy Co. PJSC, Sr. Unsecd. Note, 144A, 4.875%, 4/23/2030	232,000
200,000	ACWA Power Management and Investments One Ltd., Sec. Fac. Bond, REGS, 5.950%, 12/15/2039	221,219
200,000	Eskom Holdings Ltd., Sr. Unsecd. Note, REGS, 5.750%, 1/26/2021	201,072
200,000	Eskom Holdings Ltd., Unsecd. Note, REGS, 7.125%, 2/11/2025	205,994
200,000	Kosmos Energy Ltd., Sr. Unsecd. Note, 144A, 7.125%, 4/4/2026	198,000
200,000	Perusahaan Listrik Negara PT, Sr. Unsecd. Note, 144A, 5.450%, 5/21/2028	234,697
200,000	Yingde Gases Investment Ltd., 144A, 6.250%, 1/19/2023	203,480
	TOTAL	1,496,462
	TOTAL CORPORATE BONDS (IDENTIFIED COST $19,969,686)	20,410,618
	FOREIGN GOVERNMENTS/AGENCIES—48.5%
	Sovereign—48.5%
200,000	Angola, Government of, Sr. Unsecd. Note, 144A, 8.250%, 5/9/2028	206,258
550,000	Argentina, Government of, Sr. Unsecd. Note, 5.875%, 1/11/2028	204,875
150,000	Argentina, Government of, Sr. Unsecd. Note, 7.125%, 6/28/2117	57,000
230,000	Argentina, Government of, Sr. Unsecd. Note, 7.625%, 4/22/2046	87,400

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$150,000		Argentina, Government of, Sr. Unsecd. Note, 8.000%, 10/8/2020	$ 57,376
200,000		Argentina, Government of, Sr. Unsecd. Note, Series NY, 3.750%, 12/31/2038	71,000
100,000		Argentina, Government of, Unsecd. Note, 8.750%, 5/7/2024	29,501
200,000		Bahrain, Government of, Sr. Unsecd. Note, REGS, 7.000%, 1/26/2026	227,097
200,000		Bahrain, Government of, Sr. Unsecd. Note, REGS, 7.000%, 10/12/2028	229,185
BRL 8,750,000		Brazil, Government of, Series NTNF, 10.000%, 1/1/2021	2,260,573
$9,900,000		Brazil, Government of, Series NTNF, 10.000%, 1/1/2025	2,730,499
400,000		Brazil, Government of, Sr. Secd. Note, 5.625%, 2/21/2047	457,504
200,000		Cameroon, Government of, Sr. Unsecd. Note, 144A, 9.500%, 11/19/2025	216,500
COP 850,000,000		Colombia, Government of, Sr. Unsecd. Note, Series B, 6.000%, 4/28/2028	248,484
$200,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 5.950%, 1/25/2027	219,252
150,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 6.000%, 7/19/2028	165,564
200,000		Ecuador, Government of, Sr. Unsecd. Note, REGS, 8.875%, 10/23/2027	197,250
EGP 4,100,000	[2]	Egypt Treasury Bill, Unsecd. Deb., Series 273D, 17.502%, 9/24/2019	245,605
5,650,000	[2]	Egypt Treasury Bill, Unsecd. Note, Series 273D, 17.501%, 12/17/2019	325,813
EUR 100,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 6.375%, 4/11/2031	115,380
$200,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 8.700%, 3/1/2049	219,000
200,000		Egypt, Government of, Sr. Unsecd. Note, REGS, 6.588%, 2/21/2028	204,750
200,000		El Salvador, Government of, Sr. Unsecd. Note, 144A, 7.124%, 1/20/2050	202,000
200,000		Ghana, Government of, Unsecd. Note, REGS, 10.750%, 10/14/2030	248,628
200,000		Indonesia, Government of, Sr. Unsecd. Note, REGS, 4.750%, 1/8/2026	223,033
129,360		Ivory Coast, Government of, Sr. Unsecd. Note, REGS, 5.750%, 12/31/2032	128,082
200,000		Jordan, Government of, Sr. Unsecd. Note, 144A, 7.375%, 10/10/2047	207,768
200,000		Kenya, Government of, Sr. Unsecd. Note, 144A, 7.250%, 2/28/2028	208,932
200,000		Kenya, Government of, Sr. Unsecd. Note, 144A, 8.000%, 5/22/2032	211,518
200,000		Lebanon, Government of, Sr. Unsecd. Note, 6.850%, 3/23/2027	133,200
MXN 8,800,000		Mex Bonos Desarr Fix Rt, Sr. Unsecd. Note, Series M, 7.250%, 12/9/2021	441,210
$400,000		Mexico, Government of, 3.750%, 1/11/2028	418,204
MXN 16,930,000		Mexico, Government of, Series M, 6.500%, 6/10/2021	837,018
$13,600,000		Mexico, Government of, Sr. Unsecd. Note, Series M, 5.000%, 12/11/2019	672,552
200,000		Oman, Government of, Sr. Unsecd. Note, 144A, 5.625%, 1/17/2028	196,811
200,000		Oman, Government of, Sr. Unsecd. Note, 144A, 6.000%, 8/1/2029	198,900
200,000		Panama, Government of, Sr. Unsecd. Note, 4.500%, 4/16/2050	248,252
PEN 700,000		Peru, Government of, Sr. Unsecd. Note, 6.150%, 8/12/2032	237,179
PLN 1,600,000		Poland, Government of, Unsecd. Note, Series 0726, 2.500%, 7/25/2026	420,815
$230,000		Qatar, Government of, Sr. Unsecd. Note, 144A, 4.817%, 3/14/2049	295,934
RUB 45,000,000		Russia, Government of, Series 6212, 7.050%, 1/19/2028	680,295
$400,000		Russia, Government of, Sr. Unsecd. Note, 144A, 5.250%, 6/23/2047	475,804
RUB 42,800,000		Russia, Government of, Unsecd. Note, Series 6222, 7.100%, 10/16/2024	650,886
$400,000		Russian Federation, Sr. Unsecd. Note, 144A, 5.100%, 3/28/2035	452,000
300,000		Saudi Arabia, Government of, Sr. Unsecd. Note, REGS, 3.250%, 10/26/2026	317,591
200,000		Saudi Arabia, Government of, Sr. Unsecd. Note, REGS, 4.500%, 10/26/2046	232,000
200,000		Senegal, Government of, Sr. Unsecd. Note, 144A, 6.750%, 3/13/2048	190,838
ZAR 8,000,000		South Africa, Government of, Series R209, 6.250%, 3/31/2036	381,671
$200,000		Sri Lanka, Government of, Sr. Unsecd. Note, 144A, 7.550%, 3/28/2030	198,818
200,000		Sri Lanka, Government of, Sr. Unsecd. Note, 144A, 7.850%, 3/14/2029	202,060
200,000		Turkey, Government of, Sr. Unsecd. Note, 5.750%, 5/11/2047	163,540

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$200,000		Turkey, Government of, Sr. Unsecd. Note, 6.125%, 10/24/2028	$ 188,180
200,000		Turkey, Government of, Sr. Unsecd. Note, 6.350%, 8/10/2024	198,712
TRY 2,500,000		Turkey, Government of, Unsecd. Note, 7.400%, 2/5/2020	412,340
$325,000	[3]	Ukraine, Government of, Unsecd. Note, Series GDP, 144A, 0.000%, 5/31/2040	283,985
UYU 3,400,000		Uruguay, Government of, 144A, 9.875%, 6/20/2022	90,713
$200,000		Uzbekistan, Government of, Unsecd. Note, 144A, 4.750%, 2/20/2024	211,636
1,500,000		Venezuela, Government of, 8.250%, 10/13/2024	228,750
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $23,028,083)	19,865,721
		U.S. TREASURY—0.4%
150,000	[4]	United States Treasury Note, 1.000%, 11/15/2019 (IDENTIFIED COST $147,387)	149,698
		PURCHASED CALL OPTIONS—0.0%
360,000		AUD CALL/JPY PUT, Barclays, Notional Amount $360,000, Exercise Price $77, Expiration Date 10/3/2019	16
525,000		USD CALL/ZAR PUT, Bank of America Merril Lynch, Notional Amount $525,000, Exercise Price $15, Expiration Date 9/5/2019	7,176
		TOTAL PURCHASED CALL OPTIONS (IDENTIFIED COST $11,860)	7,192
		INVESTMENT COMPANY—0.0%
935		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.200%[5] (IDENTIFIED COST $935)	935
		TOTAL INVESTMENT IN SECURITIES—98.7% (IDENTIFIED COST $43,157,951)	40,434,164
		OTHER ASSETS AND LIABILITIES - NET—1.3%[6]	548,601
		TOTAL NET ASSETS—100%	$ 40,982,765
At August 31, 2019, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
[3]United States Treasury Notes 10-Year Note, Short Futures	10	$1,317,188	December 2019	$446
The average notional value of short futures contracts held by the Fund throughout the period was $1,827,972. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
At August 31, 2019, the Fund had the following outstanding written call option contracts:
Counterparty	Description	Notional Amount	Expiration Date	Exercise Price	Value
[3]Bank of America	USD CALL/ZAR PUT	$350,000	10/28/2019	$15	$11,575
(PREMIUM RECEIVED $5,135)
The average market value of purchased and written options held by the Fund throughout the period was $3,623 and $3,320 respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.

At August 31, 2019, the Fund had the following open swap contracts:
CREDIT DEFAULT SWAPS
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 8/31/2019[7]	Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Swaps:
Goldman Sachs	Government of Russia	Buy	1.00%	6/20/2024	0.98%	$200,000	$ (204)	$ 3,120	$ (3,324)
Bank of America	Republic of Argentina	Buy	5.00%	6/20/2024	45.57%	$100,000	$ 60,756	$ 41,000	$19,756
Citibank, N.A.	Republic of Argentina	Buy	5.00%	6/20/2024	45.57%	$200,000	$121,513	$ 94,000	$27,513
Bank of America	Republic of Brazil	Buy	1.00%	6/20/2024	1.34%	$200,000	$ 3,062	$ 3,341	$ (279)
Goldman Sachs	Republic of Chile	Buy	1.00%	6/20/2024	0.35%	$200,000	$ (5,994)	$ (5,698)	$ (296)
Goldman Sachs	Republic of Colombia	Buy	1.00%	6/20/2024	0.93%	$200,000	$ (622)	$ 275	$ (897)
Citibank, N.A.	Republic of Indonesia	Buy	1.00%	6/20/2024	0.90%	$300,000	$ (1,362)	$ (553)	$ (809)
Goldman Sachs	Republic of Peru	Buy	1.00%	6/20/2024	0.50%	$200,000	$ (4,615)	$ (3,907)	$ (708)
Goldman Sachs	Republic of Philippines	Buy	1.00%	6/20/2024	0.48%	$200,000	$ (4,762)	$ (5,002)	$ 240
Citibank, N.A.	Republic of Turkey	Buy	1.00%	6/20/2024	4.43%	$200,000	$ 27,139	$ 26,344	$ 795
TOTAL CREDIT DEFAULT SWAPS							$194,911	$152,920	$41,991
INTEREST RATE SWAPS
Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
OTC Swaps:
HSBC	MXIBTIIE	Pay	6.190%	7/20/2026	MXN 45,000,000	$(37,501)	$(37,501)
The average notional amount of credit default swap contracts and average market value of interest rate swap contracts held by the Fund throughout the period was $1,840,000 and $101,307, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
At August 31, 2019, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
9/4/2019	Credit Agricole	3,350,000 BRL	$840,336	$ (31,571)
9/5/2019	Bank of America	$262,500	3,985,931 ZAR	$ (99)
9/9/2019	Barclays	180,000 AUD	12,801,600 JPY	$ 671
9/18/2019	Barclays	23,000,000 ZAR	$1,537,617	$ (24,941)
9/18/2019	JPMorgan	7,000,000 ZAR	$479,410	$ (19,030)
9/27/2019	Barclays	360,000 AUD	26,972,100 JPY	$ (11,758)
10/7/2019	Bank of America	6,000,000 PLN	$1,580,126	$ (71,948)
10/7/2019	BNP Paribas	1,475,000 RON	$347,108	$ (4,320)
10/7/2019	State Street	15,000,000 MXN	$759,032	$ (15,365)
11/4/2019	Morgan Stanley	214,000 BRL	$53,400	$ (1,960)
11/14/2019	BNP Paribas	1,060,000 MXN	$53,453	$ (1,231)
11/14/2019	Morgan Stanley	183,700,000 COP	$53,254	$ (106)

Settlement Date	Counterparty	Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
11/29/2019	Barclays	100,000 AUD	$69,746	$ (2,227)
11/29/2019	Barclays	700,000 NOK	$80,924	$ (3,978)
11/29/2019	Barclays	120,000 NZD	$80,104	$ (4,320)
11/29/2019	JPMorgan	200,000 EUR	$224,760	$ (3,433)
12/18/2019	Credit Agricole	180,000,000 HUF	$634,250	$ (33,265)
Contracts Sold:
9/4/2019	Credit Agricole	3,350,000 BRL	$865,342	$ 56,577
9/5/2019	Bank of America	$262,500	4,056,491 ZAR	$ 4,748
9/9/2019	Barclays	180,000 AUD	12,937,140 JPY	$ 606
9/18/2019	State Street	10,000,000 ZAR	$709,958	$ 52,272
10/28/2019	Bank of America	$350,000	5,430,075 ZAR	$ 5,262
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(109,416)
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $94,811 and $83,798, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Depreciation on Futures Contracts and Foreign Exchange Contracts and value for Written Option Contract and Swap Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended August 31, 2019, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 11/30/2018	1,381,201
Purchases/Additions	18,188,983
Sales/Reductions	(19,569,249)
Balance of Shares Held 8/31/2019	935
Value	$ 935
Change in Unrealized Appreciation/Depreciation	$ 39
Net Realized Gain/(Loss)	$ 727
Dividend Income	$ 9,333
1	Floating/variable note with current rate and current maturity or next reset date shown.
2	Discount rate at time of purchase.
3	Non-income-producing security.
4	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts and outstanding swap contracts.
5	7-day net yield.
6	Assets, other than investments in securities, less liabilities.
7	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2019.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Directors (the “Directors”).
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities principally traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$ —	$ 20,410,618	$—	$ 20,410,618
Foreign Governments/Agencies	—	19,865,721	—	19,865,721
U.S. Treasury	—	149,698	—	149,698
Purchased Call Option	—	7,192	—	7,192
Investment Company	935	—	—	935
TOTAL SECURITIES	$935	$40,433,229	$—	$40,434,164
Other Financial Instruments:
Assets
Futures Contracts	$446	$ —	$—	$ 446
Foreign Exchange Contracts	—	120,136	—	120,136
Written Call Options	—	—	—	—
Swap Contracts	—	212,470	—	212,470
Liabilities
Futures Contracts	—	—	—	—
Foreign Exchange Contracts	—	(229,552)	—	(229,552)
Written Call Options	—	(11,575)	—	(11,575)
Swap Contracts	—	(55,060)	—	(55,060)
TOTAL OTHER FINANCIAL INSTRUMENTS	$446	$ 36,419	$—	$ 36,865
The following acronyms are used throughout this portfolio:
ARS	—Argentina Peso
AUD	—Australian Dollar
BADLAR	—Bueno Aires Deposits Large Amount Rates
BRL	—Brazilian Real
COP	—Colombian Peso
EGP	—Egyptian Pound
EMTN	—Euro Medium Term Note
EUR	—Euro
GDP	—Gross Domestic Product
HUF	—Hungarian Forint
JPY	—Japanese Yen
JSC	—Joint Stock Company
MTN	—Medium Term Note
MXIBTIIE	—Mexico Interbank Equilibrium Interest 28 Day Rate
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
OJSC	—Open Joint Stock Company
OTC	—Over-the-Counter
PEN	—Peruvian Neuvo Sol
PJSC	—Public Joint Stock Company
PLN	—Polish Zloty
RON	—Romanian New Leu
RUB	—Russian Ruble
TRY	—Turkish Lira
UYU	—Uruguayan Peso
ZAR	—South African Rand

Federated International Leaders Fund
Portfolio of Investments
August 31, 2019 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—92.9%
		China—1.2%
72,000	[1]	Alibaba Group Holding Ltd., ADR	$ 12,602,160
		Denmark—1.1%
147,050		Chr.Hansen Holding	12,340,335
		France—16.8%
716,910		Accor SA	30,961,558
711,500		AXA SA	16,334,721
336,437		BNP Paribas SA	15,193,529
58,000		Essilor International SA	8,566,160
206,000		JC Decaux SA	5,508,996
33,900		LVMH Moet Hennessy Louis Vuitton SA	13,522,362
1,161,207		Orange SA	17,646,795
123,801	[2]	Pernod Ricard SA	23,647,874
79,200		Safran SA	11,514,277
670,000		STMicroelectronics N.V.	11,902,909
526,100		Total S.A.	26,267,831
		TOTAL	181,067,012
		Germany—12.4%
138,800		Allianz SE	30,578,145
221,421		Daimler AG	10,417,086
590,050		Deutsche Post AG	19,426,697
686,000		Infineon Technologies AG	11,861,926
187,797		Rheinmetall AG	22,147,697
252,194		SAP SE	30,084,442
94,800		Siemens AG	9,476,979
		TOTAL	133,992,972
		Hong Kong—1.1%
971,800		AIA Group Ltd.	9,408,780
665,640		Dah Sing Financial Holdings Ltd.	2,440,719
		TOTAL	11,849,499
		Ireland—1.1%
350,705		CRH PLC	11,684,912
		Italy—3.0%
95,550		DiaSorin	11,309,992
1,379,258		Eni SpA	20,820,002
		TOTAL	32,129,994
		Japan—15.4%
344,100		Chugai Pharmaceutical Co. Ltd.	24,592,055
209,200		Daifuku Co.	9,851,375
210,400		Kikkoman Corp.	9,449,603
423,600		Komatsu Ltd.	8,977,212
91,100		Nidec Corp.	11,845,557
91,800		Shimano, Inc.	13,177,171
131,700		Shin-Etsu Chemical Co. Ltd.	13,252,828
22,200		SMC Corp.	8,364,093
416,400		Sony Corp.	23,714,150
755,200		Terumo Corp.	21,898,025
1

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Japan—continued
206,100		Tokio Marine Holdings, Inc.	$ 10,600,785
236,700		Yamaha Corp.	10,190,695
		TOTAL	165,913,549
		Netherlands—8.1%
163,700		Akzo Nobel NV	14,667,884
63,900		ASML Holding N.V.	14,231,123
142,500		Heineken NV	15,162,463
167,006		Koninklijke Philips NV	7,877,793
1,256,268		Royal Dutch Shell PLC	34,940,943
		TOTAL	86,880,206
		Singapore—2.0%
1,231,439		DBS Group Holdings Ltd.	21,739,366
		South Africa—1.2%
58,725		Naspers Ltd., Class N	13,369,463
		South Korea—1.8%
535,900		Samsung Electronics Co. Ltd.	19,463,619
		Spain—1.1%
3,197,654		Banco Santander, S.A.	12,107,382
		Switzerland—9.1%
1,256,571	[1]	Credit Suisse Group AG	14,715,352
279,435	[1]	Julius Baer Gruppe AG	11,061,537
80,325	[1]	Lonza Group AG	28,417,909
396,455		Nestle S.A.	44,491,811
		TOTAL	98,686,609
		Taiwan—0.9%
228,900		Taiwan Semiconductor Manufacturing Co. Ltd, ADR	9,758,007
		United Kingdom—15.3%
548,813		Anglo American PLC	11,863,069
434,417		AstraZeneca PLC	38,760,260
973,194		Diageo PLC	41,606,622
150,600		Ferguson PLC	11,084,022
53,900		Linde PLC	10,108,932
5,328,000		Melrose Industries PLC	11,756,542
197,974		Prudential PLC	3,299,442
595,150		Unilever N.V.	36,942,721
		TOTAL	165,421,610
		United States—1.3%
178,500	[1]	Livanova PLC	13,856,955
		TOTAL COMMON STOCKS (IDENTIFIED COST $949,886,705)	1,002,863,650
		INVESTMENT COMPANIES—7.7%
11,614,452		Federated Government Obligations Fund, Premier Shares, 2.030%[3]	11,614,452
71,482,098		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.200%[3]	71,503,543
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $83,117,995)	83,117,995
		TOTAL INVESTMENT IN SECURITIES—100.6% (IDENTIFIED COST $1,033,004,700)	1,085,981,645
		OTHER ASSETS AND LIABILITIES - NET—(0.6)%[4]	(6,077,695)
		TOTAL NET ASSETS—100%	$ 1,079,903,950
2

At August 31, 2019, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized (Depreciation)
[1]The Tokyo Price Index, Long Futures	165	$23,452,723	September 2019	$(602,992)
The average notional value of long futures contracts held by the Fund throughout the period was $88,409,535. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended August 31, 2019, were as follows:
	Federated Government Obligations Fund, Premier Shares*	Federated Institutional Prime Value Obligations Fund, Institutional Shares*	Total
Balance of Shares Held 11/30/2018	8,668,486	160,424,010	169,092,496
Purchases/Additions	306,913,698	628,653,695	935,567,393
Sales/Reductions	(303,967,732)	(717,595,607)	(1,021,563,339)
Balance of Shares Held 8/31/2019	11,614,452	71,482,098	83,096,550
Value	$ 11,614,452	$ 71,503,543	$ 83,117,995
Change in Unrealized Appreciation/Depreciation	NA	$ 38,080	$ 38,080
Net Realized Gain/(Loss)	NA	$ (2,239)	$ (2,239)
Dividend Income	$ 526,791	$ 2,240,886	$ 2,767,677
*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1	Non-income-producing security.
2	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.

Market Value of Securities on Loan	Collateral Received
$11,126,063	$11,614,452
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2019.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Directors (the “Directors”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
3

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
4

The following is a summary of the inputs used, as of August 31, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
International	$ 47,527,114	$955,336,536	$—	$1,002,863,650
Investment Company	83,117,995	—	—	83,117,995
TOTAL SECURITIES	$130,645,109	$955,336,536	$—	$1,085,981,645
Other Financial Instruments:[1]
Assets	$ —	$ —	$—	$ —
Liabilities	(602,992)	—	—	(602,992)
OTHER FINANCIAL INSTRUMENTS	$ (602,992)	$ —	$—	$ (602,992)
1	Other financial instruments are futures contracts.
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt
5

Federated International Small-Mid Company Fund
Portfolio of Investments
August 31, 2019 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—94.3%
		Australia—0.5%
250,000		Hansen Technologies Ltd.	$ $548,264
		Austria—0.7%
22,573	[1]	Erste Group Bank AG	726,658
		Belgium—1.1%
7,400	[1]	Galapagos NV	1,247,969
		Brazil—3.5%
20,000	[1]	Afya Ltd	438,000
75,000		Localiza Rent A Car SA	851,968
20,000	[1]	PagSeguro Digital Ltd.	999,200
22,000	[1]	StoneCo Ltd.	661,760
75,000	[1]	Totvs SA	975,851
		TOTAL	3,926,779
		Canada—9.9%
20,000		Allied Properties REIT	788,643
76,000		CAE, Inc.	1,989,335
1,300		Constellation Software, Inc.	1,266,128
37,000		Dollarama, Inc.	1,415,916
33,000		Gildan Activewear, Inc.	1,209,802
15,000	[1]	Kinaxis, Inc.	873,817
24,700	[1]	Lightspeed POS, Inc.	789,383
91,000		Pason Systems, Inc.	1,079,232
65,000		The North West Company Fund	1,510,515
		TOTAL	10,922,771
		China—1.2%
13,000	[1]	Sina Corp.	535,340
380,000		TravelSky Technology Ltd.	760,157
		TOTAL	1,295,497
		Denmark—0.8%
11,000		Chr.Hansen Holding	923,112
		France—11.3%
32,552		Accor SA	1,405,840
28,600	[1]	Adevinta ASA	358,324
40,000	[1]	Adevinta ASA	497,214
11,240		Capgemini SE	1,349,822
8,000		Ingenico Group	793,761
8,437		Ipsen SA	886,909
30,000		JC Decaux SA	802,281
31,000		LISI Link Solutions for Industry	828,511
6,000		Remy Cointreau SA	907,121
19,500		Rubis SCA	1,128,174
90,000	[1]	Solutions 30 SE	872,750
57,000		STMicroelectronics N.V.	1,012,636
7,300		Teleperformance	1,594,737
		TOTAL	12,438,080
1

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Germany—6.1%
44,412	[1]	Delivery Hero SE	$ 2,243,279
8,500		Deutsche Boerse AG	$ 1,249,419
10,664		HeidelbergCement AG	738,862
12,133		Rheinmetall AG	1,430,896
12,000		Symrise AG	1,119,961
		TOTAL	6,782,417
		Hong Kong—2.6%
222,000		Dah Sing Financial Holdings Ltd.	814,013
44,000		Melco Resorts & Entertainment, ADR	915,200
163,000		Techtronic Industries Co.	1,120,379
		TOTAL	2,849,592
		Ireland—1.7%
100,000		Bank of Ireland Group PLC	381,132
4,700		Kerry Group PLC	560,089
28,922		Smurfit Kappa Group PLC	893,411
		TOTAL	1,834,632
		Israel—1.7%
8,454	[1]	NICE Ltd., ADR	1,295,575
34,000	[1]	Tufin Software Technologies Ltd.	612,680
		TOTAL	1,908,255
		Italy—1.7%
9,000		DiaSorin	1,065,305
70,000	[1]	Nexi SpA	764,912
		TOTAL	1,830,217
		Japan—20.3%
23,800		Chugai Pharmaceutical Co. Ltd.	1,700,933
17,400		Daifuku Co.	819,378
4,600		Disco Corp.	832,705
17,800		Horiba Ltd.	911,704
1,720		Japan Hotel REIT Investment Corp.	1,324,740
42,200		Kanamoto Co. Ltd.	1,089,731
18,000		Kikkoman Corp.	808,426
15,600		Kusuri No Aoki Holdings Co. Ltd.	1,195,797
27,200		Matsumotokiyoshi Holdings Co. Ltd.	1,006,026
10,000		Nidec Corp.	1,300,281
80,000		Nippon Zeon Co.	930,166
8,000		Nitori Holdings Co., Ltd.	1,152,581
104,000		Pan Pacific International Holdings Corp.	1,627,428
25,400		Park 24 Co. Ltd.	522,434
44,800		Persol Holdings Co. Ltd.	907,212
9,000		Rohm Co. Ltd.	639,946
14,000		Shoei Co. Ltd.	603,338
35,800		Square Enix Holdings Co. Ltd.	1,425,087
73,000		Taiyo Nippon Sanso Corp.	1,448,231
34,800		THK Co. Ltd.	805,388
17,000		United Arrows Ltd.	510,662
20,000		Yamaha Corp.	861,064
		TOTAL	22,423,258
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Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Luxembourg—1.1%
2,700		Eurofins Scientific SE	$ 1,236,823
		Netherlands—2.7%
8,500	[1]	Argenx SE, ADR	$ 1,117,325
36,238		NN Group NV	1,214,294
12,000	[1]	UniQure N.V.	651,000
		TOTAL	2,982,619
		Norway—0.8%
28,600		Schibsted A/S	870,327
		Poland—1.0%
28,000	[1]	Dino Polska Spolka	1,081,079
		Spain—2.4%
38,000	[1]	Cellnex Telecom SAU	1,521,556
58,000		Cia de Distribucion Integral Logista Holdings SA	1,139,654
		TOTAL	2,661,210
		Sweden—2.6%
73,000		Evolution Gaming Group AB	1,371,505
200,000	[1]	Karnov Group AB	961,932
30,000		Thule Group AB/The	595,317
		TOTAL	2,928,754
		Switzerland—3.5%
20,882	[1]	Julius Baer Gruppe AG	826,622
4,465	[1]	Lonza Group AG	1,579,657
6,300		Tecan AG	1,512,898
		TOTAL	3,919,177
		Thailand—1.6%
300,000		Central Pattana PCL, GDR	658,183
33,000	[1]	Sea Ltd., ADR	1,059,960
		TOTAL	1,718,143
		United Arab Emirates—1.0%
150,000	[1]	Network International Holdings Ltd.	1,097,075
		United Kingdom—10.7%
30,000		Anglo American PLC	648,476
29,099		Ashtead Group PLC	804,933
255,000		B&M European Value Retail SA	1,111,312
12,000		Croda International PLC	686,955
33,000		Dechra Pharmaceutical PLC	1,205,672
35,000	[1]	Farfetch Ltd.	342,300
17,000		Fevertree Drinks PLC	467,956
23,000		London Stock Exchange Group PLC	1,947,566
85,000		Manchester United PLC- CL A	1,453,500
123,450		PageGroup PLC	629,096
130,000		Rightmove PLC	849,334
85,000		St. James's Place Capital PLC	950,015
30,000	[1]	Trainline PLC	173,476
113,282		Wood Group (John) PLC	520,775
		TOTAL	11,791,366
3

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		United States—3.8%
15,000		Ferguson PLC	$ 1,103,986
15,000	[1]	Livanova PLC	1,164,450
19,000	[1]	Mimecast Ltd.	777,670
29,000	[1]	Talend SA, ADR	$ 1,180,010
		TOTAL	4,226,116
		TOTAL COMMON STOCKS (IDENTIFIED COST $81,578,978)	104,170,190
		INVESTMENT COMPANY—5.7%
6,317,955		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.200%[2] (IDENTIFIED COST $6,318,696)	6,319,850
		TOTAL INVESTMENT IN SECURITIES—100.0% (IDENTIFIED COST $87,897,674)	110,490,040
		OTHER ASSETS AND LIABILITIES - NET—(0.0%)[3]	(46,731)
		TOTAL NET ASSETS—100%	$ 110,443,309
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended August 31, 2019, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 11/30/2018	10,393,141
Purchases/Additions	28,059,698
Sales/Reductions	(32,134,884)
Balance of Shares Held 8/31/2019	6,317,955
Value	$ 6,319,850
Change in Unrealized Appreciation/Depreciation	$ 954
Net Realized Gain/(Loss)	$ 399
Dividend Income	$ 104,691
1	Non-income-producing security.
2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2019.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Directors (the “Directors”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
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If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities principally traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
5

The following is a summary of the inputs used, as of August 31, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$ 1,180,010	$ —	$—	$ 1,180,010
International	25,839,857	77,150,323	—	102,990,180
Investment Company	6,319,850	—	—	6,319,850
TOTAL SECURITIES	$33,339,717	$77,150,323	$—	$110,490,040
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
GDR	—Global Depositary Receipt
REIT	—Real Estate Investment Trust
6